VARIABLE INTEREST ENTITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2013	Sep. 30, 2014
Qinghai Sanjiang Power Agriculture Co Limited [Member]
Variable Interest Entity [Line Items]
Unconsolidated equity investee		$ 2,251,359
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	45.00%
Qinghai Zhong He Meat Products Co., Limited Method [Member]
Variable Interest Entity [Line Items]
Unconsolidated equity investee			$ 487,805
Equity Method Investment, Ownership Percentage			100.00%